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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             155 North Wacker Drive
                            Chicago, Illinois 60606

                                                                    July 1, 2009

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

         Re: Van Kampen Tax-Exempt Trust
             Registration Statement
             on Form N-14

Ladies and Gentlemen:

         Van Kampen Tax-Exempt Trust (the "Tax-Exempt Trust") hereby files via EDGAR one electronically signed copy of its Registration Statement on Form N-14 in connection with the reorganization of Van Kampen Strategic Municipal Income Fund, a series of Van Kampen Tax Free Trust, into Van Kampen High Yield Municipal Fund, a series of Tax-Exempt Trust, filed pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call Kim Lombardo at (312) 407-0768 or Elizabeth Nelson at (630) 684-6301.

                                                          Very truly yours,



                                                          /s/ Charles B. Taylor